Administrative expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Administrative expenses
Staff costs (Note 10)	$ 25,366	$ 28,344	$ 25,675
Share-based payment (Note 10)	3,904	5,139	6,033
Consultant fees	8,565	11,443	10,645
Safety and insurance costs	2,561	3,224	3,890
Travel expenses	1,168	1,865	1,730
Non-operated blocks expenses	1,432	4,038	1,568
Director's fees and allowance (Note 10)	449	700	896
Communication and IT costs	3,305	3,777	3,760
Allocation to joint operations	(9,276)	(12,054)	(13,986)
Other administrative expenses	3,070	3,058	3,758
Administrative expenses	$ 40,544	$ 49,534	$ 43,969